Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category
(a)
Financial instruments by category

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	42,735	68,970
Financial assets at fair value through other comprehensive income
Designation of equity instruments	120,317	103,013
Financial assets at amortized cost
Cash and cash equivalents	12,354,035	15,219,039
Financial assets at amortized cost	78,477	89,114
Accounts receivable	5,326,381	5,010,154
Other receivables	44,576	77,620
Refundable deposits	20,707	19,852
	17,987,228	20,587,762
Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	—	339,364
Notes payable	484	773
Accounts payable	784,919	698,199
Other payables	3,479,045	3,913,604
Other payables – related parties	58,549	21,473
Long-term bank loans (including current portion)	14,911,719	13,758,581
Lease liabilities (including current portion)	1,065,401	1,056,955
Guarantee deposits	21,235	21,186
	20,321,352	19,810,135

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2023
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	149,837	30.7050	4,600,745
JPY000	188,904	0.2172	41,030
RMB000	5,595	4.3270	24,210
Non-monetary items
JPY000	553,946	0.2172	120,317
Financial liabilities
Monetary items
US$000	21,175	30.7050	650,178
JPY000	1,102,264	0.2172	239,412

	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	157,974	32.7850	5,179,178
JPY000	262,664	0.2099	55,133
RMB000	13,328	4.4780	59,683
Non-monetary items
JPY000	490,770	0.2099	103,013
Financial liabilities
Monetary items
US$000	23,675	32.7850	776,185
JPY000	1,271,975	0.2099	266,988

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency
6.
Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2022
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	320,903	—
JPY000	5%	1,336	—
RMB000	5%	1,587	—
Financial liabilities
Monetary items
US$000	5%	16,938	—
JPY000	5%	18,449	—

	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	230,037	—
JPY000	5%	2,052	—
RMB000	5%	1,211	—
Financial liabilities
Monetary items
US$000	5%	32,509	—
JPY000	5%	11,971	—

	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	258,959	—
JPY000	5%	2,757	—
RMB000	5%	2,984	—
Financial liabilities
Monetary items
US$000	5%	38,809	—
JPY000	5%	13,349	—

Summary of Loss Rate Methodology	As of December 31, 2023 and 2024 the loss rate methodologies are as follows:

	December 31, 2023
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	384,057	5,328,835	44,589
Loss allowance	(174)	(2,454)	(13)

	December 31, 2024
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	397,866	5,011,644	77,632
Loss allowance	(119)	(1,490)	(12)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.
Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2022
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(120)	(1,910)	(16)
Provision for impairment loss	(109)	(759)	(29)
December 31	(229)	(2,669)	(45)

	2023
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(229)	(2,669)	(45)
Reversal of impairment loss	55	215	32
December 31	(174)	(2,454)	(13)

	2024
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(174)	(2,454)	(13)
Reversal of impairment loss	55	964	1
December 31	(119)	(1,490)	(12)

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2023
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	2,469,744	7,506,844	4,273,199	1,330,797	15,580,584
Lease liabilities	267,759	250,104	57,856	681,975	1,257,694
Guarantee deposits	—	—	—	21,235	21,235
	2,737,503	7,756,948	4,331,055	2,034,007	16,859,513

	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	341,018	—	—	—	341,018
Long-term bank loans	3,525,490	6,678,601	3,061,642	1,050,523	14,316,256
Lease liabilities	253,805	149,308	71,714	824,641	1,299,468
Guarantee deposits	—	—	—	21,186	21,186
	4,120,313	6,827,909	3,133,356	1,896,350	15,977,928

Summary of Natures of Assets and Liabilities
i)
The related information of natures of the assets and liabilities are as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	42,735	—	—	42,735
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	120,317	120,317
	42,735	—	120,317	163,052

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	68,970	—	—	68,970
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	103,013	103,013
	68,970	—	103,013	171,983

Summary of Movements of Level 3
(d)
The following table shows the movements of Level 3 for the years ended December 31, 2023 and 2024:

	Equity instruments
	2023	2024
	NT$000	NT$000
January 1	338,102	120,317
Gains or losses recognized in other comprehensive income
Recorded as unrealized loss on valuation of financial assets at fair value through other comprehensive income	(217,785)	(17,304)
Purchases	12,500	—
Reclassified as investments accounted for using equity method	(12,500)	—
December 31	120,317	103,013

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)
The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2023	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	120,317	Comparable companies	Enterprise value to EBITDA multiple	8.23	The higher the multiple, the higher the fair value
			Price to book ratio multiple	1.64	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.70%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	103,013	Comparable companies	Enterprise value to EBITDA multiple	8.90	The higher the multiple, the higher the fair value
			Price to book ratio multiple	1.36~1.53	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.60%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2023
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	748	709
	Price to book ratio multiple	±1%	—	—	30	30
	Discount for lack of marketability	±1%	—	—	1,453	1,413
			—	—	2,231	2,152

			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	114	114
	Price to book ratio multiple	±1%	—	—	1,392	1,436
	Discount for lack of marketability	±1%	—	—	1,208	1,233
			—	—	2,714	2,783